Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Nature Of Operations [Abstract]
Operating losses	$ 16,709	$ 7,340
Accumulated deficit	46,528	$ 29,819
Cash on hand	$ 30,000